FINANCIAL RISK MANAGEMENT - Significant customer (Details) - Foreign exchange risk - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
USD
FINANCIAL RISK MANAGEMENT
Net exposure	Rp (43)	Rp 52
Yen
FINANCIAL RISK MANAGEMENT
Net exposure	Rp (5,406)	(6,163)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | USD
FINANCIAL RISK MANAGEMENT
Net exposure	Rp 261	324
Financial asset | Yen
FINANCIAL RISK MANAGEMENT
Net exposure	7	6
Financial liability | USD
FINANCIAL RISK MANAGEMENT
Net exposure	(304)	(272)
Financial liability | Yen
FINANCIAL RISK MANAGEMENT
Net exposure	Rp (5,413)	Rp (6,169)